Revenue (Details) - Schedule of Disaggregated Revenue Information - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical markets
Total revenue from contracts with customers	$ 42,848,508	$ 34,552,734	$ 80,671,081	$ 68,132,256	$ 61,882,481
Over time [Member]
Geographical markets
Total revenue from contracts with customers	40,215,825	33,227,965	77,308,336	66,466,259	60,975,143
At a point in time [Member]
Geographical markets
Total revenue from contracts with customers	2,632,683	1,324,769	3,362,745	1,665,997	907,338
Singapore [Member]
Geographical markets
Total revenue from contracts with customers	17,962,713	10,939,325
Hong Kong [Member]
Geographical markets
Total revenue from contracts with customers	14,981,761	11,735,648	26,947,177	22,247,140	18,189,703
Philippines [Member]
Geographical markets
Total revenue from contracts with customers	6,917,244	7,627,462	14,169,389	9,857,822	6,051,517
Taiwan [Member]
Geographical markets
Total revenue from contracts with customers	2,826,070	3,805,468	6,742,747	11,027,139	13,401,188
Malaysia [Member]
Geographical markets
Total revenue from contracts with customers	$ 160,720	$ 444,831	$ 738,053	$ 1,282,194	$ 1,270,665